SUBSEQUENT EVENTS (Details Narrative) - USD ($)			1 Months Ended						4 Months Ended	10 Months Ended	12 Months Ended
	Mar. 07, 2018	Jan. 02, 2018	Apr. 30, 2018	Apr. 25, 2018	Mar. 28, 2018	Jan. 22, 2018	Dec. 18, 2017	Jun. 30, 2016	Apr. 30, 2018	Dec. 27, 2016	Dec. 31, 2017	Dec. 31, 2016
Exercise of stock options, Shares								500,000
Exercise of stock options, Value								$ 50,000			$ 0	$ 50,000
Option exercise price							$ 1.00			$ 1.00
Stock-based compensation											$ 6,772,752	$ 4,365,964
Member unit								$ 0.10			$ 2.75	$ 2.75
Research and development expense											$ 214,112	$ 220,517
Increase decrease in accrued expenses											$ 79,153	$ (9,679)
Subsequent Event [Member]
Exercise of stock options, Shares									400,000
Exercise of stock options, Value									$ 40,000
Option exercise price									$ 0.10
Member units issued for debt conversion, Shares					42,333
Member units issued for debt conversion, Value					$ 100,000
Accrued interest					$ 5,833
Member units issued for services, Shares	25,000
Member units issued for services, Value	$ 68,750
Member unit	$ 2.75		$ 2.75						2.75
Restricted units issued for services rendered, Shares			1,000,000
Restricted units issued for services rendered, Value			$ 2,750,000
Subsequent Event [Member] | Former Chief Executive Officer [Member]
Conversion Ratio		$ 0.10
Member units issued for debt conversion, Shares		3,925,770
Member units issued for debt conversion, Value		$ 392,558
Stock-based compensation		$ 270,878
Fair value		$ 0.069
Subsequent Event [Member] | Vendor
Member unit			$ 2.75						2.75
Member units issued for settlement, Shares			97,707
Member units issued for settlement, Value			$ 268,694
Research and development expense			193,694
Increase decrease in accrued expenses			$ 75,000
Subsequent Event [Member] | Investor
Member unit			$ 2.75						$ 2.75
Sale of member units, Shares			10,000
Sale of member units, Value			$ 27,500
Subsequent Event [Member] | Merger Agreement | WestMountain
Common Units issued				63,505,785
Common Units outstanding				63,505,785
Post-merger common stock outstanding percent				87.00%
Conversion Ratio				$ 3.233733
Conversion of option to purchase of shares				14,494,213
Subsequent Event [Member] | Merger Agreement | WestMountain | Six accredited investors
Member unit				$ 0.40
Post-merger private placement, Shares				3,100,000
Post-merger private placement, Value				$ 1,240,000
Subsequent Event [Member] | Securities purchase agreement | Esousa | Senior secured convertible note
Conversion Ratio						$ 0.87
Issuance Date						Jan. 22, 2018
Purchase Price						$ 750,000
Term						5 years
Original principal amount						$ 260,000
Purchase price per unit						$ 0.87
Interest Rate						10.00%
Cash proceeds						$ 260,000
Total committed purchase price						11,250
Value of warrants						658,075
Debt discount						$ 260,000